Long-term debt - Schedule of Long-term Debt (Detail)	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD
Debt Instrument [Line Items]
Less: current portion	CAD (15,511,000)		CAD (10,075,000)
Long-term debt, excluding current portion	3,847,785,000		3,903,340,000
Senior Unsecured Notes
Debt Instrument [Line Items]
Long-term debt	3,863,296,000		3,913,415,000
Less: current portion	(15,511,000)		(10,075,000)
Long-term debt, excluding current portion	CAD 3,847,785,000		3,903,340,000
Senior Unsecured Notes | Canadian Dollar Senior Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	4.61%	4.61%
Par value	CAD 785,669,000
Long-term debt	CAD 781,833,000		487,389,000
Senior Unsecured Notes | Canadian Dollar Senior Secured Project Notes
Debt Instrument [Line Items]
Weighted average coupon	10.27%	10.27%
Par value	CAD 33,568,000
Long-term debt	CAD 33,507,000		35,600,000
Senior Unsecured Notes | U.S. Dollar Senior Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	4.09%	4.09%
Par value | $		$ 1,225,000,000
Long-term debt	CAD 1,527,726,000		700,600,000
Senior Unsecured Notes | U.S. Dollar Senior Unsecured Utility Notes
Debt Instrument [Line Items]
Weighted average coupon	5.98%	5.98%
Par value | $		$ 227,000,000
Long-term debt	CAD 309,309,000		174,206,000
Senior Unsecured Notes | U.S Dollar Senior Secured Utility Bonds
Debt Instrument [Line Items]
Weighted average coupon	4.95%	4.95%
Par value | $		$ 752,500,000
Long-term debt	CAD 969,567,000		132,551,000
Revolving Credit Facility | Senior Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	0.00%	0.00%
Revolving Credit Facility | Senior Unsecured Notes | Senior Unsecured Revolving Credit Facilities (a)
Debt Instrument [Line Items]
Long-term debt	CAD 65,017,000		242,947,000
Revolving Credit Facility | Senior Unsecured Notes | Senior Unsecured Bank Credit Facilities (b)
Debt Instrument [Line Items]
Long-term debt	169,343,000		2,140,122,000
Revolving Credit Facility | Senior Unsecured Notes | Commercial Paper
Debt Instrument [Line Items]
Long-term debt	CAD 6,994,000		CAD 0